UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   December 31, 2008
                                                      -----------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:      GLENHILL ADVISORS, LLC
              ----------------------------------
     Address:   598 MADISON AVENUE, 12TH FLOOR
              ----------------------------------
                NEW YORK, NEW YORK 10022
              ----------------------------------


     Form 13F File Number: 028-10461
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         February 17, 2009
     --------------------          ------------------         -----------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                2
                                                 -----------------

     Form 13F Information Table Entry Total:          104
                                                 -----------------

     Form 13F Information Table Value Total:         554,772
                                                 -----------------
                                                   (thousands)

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN 2          COLUMN 3      COLUMN 4    COLUMN 5            COLUMN 6     COLUMN 7       COLUMN 8
--------                     --------          --------      --------    --------            --------     --------       --------
Name of Issuer               Title of           CUSIP         Value      Shares or  Sh/ Put/ Investment   Other   Voting Authority
                             Class                           (x$1000)    or Prn Amt Prn Call Discretion  Managers Sole Shared None
<BTB>
1-800-Flowers.Com Inc-Cl A    CL A              68243Q 10 6     4,267   1,117,040    Sh      Shared-Defined  01     Sole
1-800-Flowers.Com Inc-Cl A    CL A              68243Q 10 6     1,948     509,896    Sh      Shared-Defined  02     Sole
AC Moore Arts & Crafts Inc    COM               00086T 10 3       745     532,329    Sh      Shared-Defined  01     Sole
AC Moore Arts & Crafts Inc    COM               00086T 10 3       935     667,583    Sh      Shared-Defined  02     Sole
Acxiom Corp                   COM               005125 10 9     2,535     312,594    Sh      Shared-Defined  01     Sole
Acxiom Corp                   COM               005125 10 9     1,828     225,435    Sh      Shared-Defined  02     Sole
Arvinmeritor Inc              COM               043353 10 1     5,870   2,059,522    Sh      Shared-Defined  01     Sole
Arvinmeritor Inc              COM               043353 10 1     4,522   1,586,585    Sh      Shared-Defined  02     Sole
Blue Coat Systems Inc         COM               09534T 50 8     2,959     352,318    Sh      Shared-Defined  01     Sole
Blue Coat Systems Inc         COM               09534T 50 8     2,134     254,082    Sh      Shared-Defined  02     Sole
Brightpoint Inc               COM               109473 40 5     2,401     551,950    Sh      Shared-Defined  01     Sole
Brightpoint Inc               COM               109473 40 5     1,732     398,050    Sh      Shared-Defined  02     Sole
Casual Male Retail Group Inc  COM               148711 10 4       922   1,773,236    Sh      Shared-Defined  01     Sole
Casual Male Retail Group Inc  COM               148711 10 4       162     311,623    Sh      Shared-Defined  02     Sole
Ciena Corp                    COM               171779 30 9       178      26,572    Sh      Shared-Defined  01     Sole
Ciena Corp                    COM               171779 30 9       129      19,244    Sh      Shared-Defined  02     Sole
CKE Restaurants Inc           COM               12561E 10 5        20       2,269    Sh      Shared-Defined  01     Sole
CKE Restaurants Inc           COM               12561E 10 5        14       1,643    Sh      Shared-Defined  02     Sole
Collective Brands Inc         COM               19421W 10 0    24,709   2,108,281    Sh      Shared-Defined  01     Sole
Collective Brands Inc         COM               19421W 10 0    16,539   1,411,173    Sh      Shared-Defined  02     Sole
Cypress Semiconductor Corp    COM               232806 10 9       366      81,910    Sh      Shared-Defined  01     Sole
Cypress Semiconductor Corp    COM               232806 10 9       265      59,325    Sh      Shared-Defined  02     Sole
Design Within Reach Inc       COM               250557 10 5     1,136   1,670,973    Sh      Shared-Defined  01     Sole
Design Within Reach Inc       COM               250557 10 5       555     815,625    Sh      Shared-Defined  02     Sole
Dover Saddlery Inc            COM               260412 10 1       715     533,929    Sh      Shared-Defined  01     Sole
Dover Saddlery Inc            COM               260412 10 1       516     385,054    Sh      Shared-Defined  02     Sole
DST Systems Inc               COM               233326 10 7     17,310    455,772    Sh      Shared-Defined  01     Sole
DST Systems Inc               COM               233326 10 7     12,484    328,690    Sh      Shared-Defined  02     Sole
EMC Corp/Mass                 COM               268648 10 2         38      3,660    Sh      Shared-Defined  01     Sole
EMC Corp/Mass                 COM               268648 10 2         28      2,651    Sh      Shared-Defined  02     Sole
Epicor Software Corp          COM               29426L 10 8         50     10,468    Sh      Shared-Defined  01     Sole
Epicor Software Corp          COM               29426L 10 8         36      7,580    Sh      Shared-Defined  02     Sole
Flow Intl Corp                COM               343468 10 4        166     68,662    Sh      Shared-Defined  01     Sole
Flow Intl Corp                COM               343468 10 4        120     49,724    Sh      Shared-Defined  02     Sole
Gildan Activewear Inc         COM               375916 10 3        198     16,811    Sh      Shared-Defined  01     Sole
Gildan Activewear Inc         COM               375916 10 3        143     12,175    Sh      Shared-Defined  02     Sole
HLTH Corp                     COM               40422Y 10 1        361     34,533    Sh      Shared-Defined  01     Sole
HLTH Corp                     COM               40422Y 10 1        261     24,992    Sh      Shared-Defined  02     Sole
Holly Corp                    COM PAR $0.01     435758 30 5     10,355    568,002    Sh      Shared-Defined  01     Sole
Holly Corp                    COM PAR $0.01     435758 30 5      7,467    409,623    Sh      Shared-Defined  02     Sole
Hypercom Corp                 COM               44913M 10 5         68     62,706    Sh      Shared-Defined  01     Sole
Hypercom Corp                 COM               44913M 10 5         49     45,412    Sh      Shared-Defined  02     Sole
JPMorgan Chase & Co           COM               46625H 10 0         38      1,220    Sh      Shared-Defined  01     Sole
JPMorgan Chase & Co           COM               46625H 10 0         28        884    Sh      Shared-Defined  02     Sole
Leap Wireless Intl Inc        COM               521863 30 8        102      3,782    Sh      Shared-Defined  01     Sole
Leap Wireless Intl Inc        COM               521863 30 8         74      2,739    Sh      Shared-Defined  02     Sole
Liberty Acquisition Hol-Cw13  *W EXP 12/12/201  53015Y 11 5        552  1,452,500    Sh      Shared-Defined  01     Sole
Liberty Acquisition Hol-Cw13  *W EXP 12/12/201  53015Y 11 5        398  1,047,500    Sh      Shared-Defined  02     Sole
Liberty Acquisition Holdings  COM               53015Y 10 7     24,082  2,905,000    Sh      Shared-Defined  01     Sole
Liberty Acquisition Holdings  COM               53015Y 10 7     17,368  2,095,000    Sh      Shared-Defined  02     Sole
Liberty Global Inc-Series C   COM SER C         530555 30 9     22,700  1,495,403    Sh      Shared-Defined  01     Sole
Liberty Global Inc-Series C   COM SER C         530555 30 9     16,371  1,078,441    Sh      Shared-Defined  02     Sole
Lionbridge Technologies Inc   COM               536252 10 9      4,411  3,528,427    Sh      Shared-Defined  01     Sole
Lionbridge Technologies Inc   COM               536252 10 9      2,499  1,998,816    Sh      Shared-Defined  02     Sole
Lodgenet Interactive Corp     COM               540211 10 9         17     24,606    Sh      Shared-Defined  01     Sole
Lodgenet Interactive Corp     COM               540211 10 9        340    485,394    Sh      Shared-Defined  02     Sole
Maiden Holdings Ltd           SHS               G5753U 11 2        977    312,052    Sh      Shared-Defined  01     Sole
Maiden Holdings Ltd           SHS               G5753U 11 2        707    225,983    Sh      Shared-Defined  02     Sole
Merge Healthcare Inc          COM               589499 10 2      2,082  1,626,800    Sh      Shared-Defined  01     Sole
Merge Healthcare Inc          COM               589499 10 2      1,502  1,173,200    Sh      Shared-Defined  02     Sole
MetroPCS Communications Inc   COM               591708 10 2         72      4,880    Sh      Shared-Defined  01     Sole
MetroPCS Communications Inc   COM               591708 10 2         52      3,534    Sh      Shared-Defined  02     Sole
Monster Worldwide Inc         COM               611742 10 7      1,209    100,000    Sh      Shared-Defined  01     Sole
Nalco Holding Co              COM               62985Q 10 1     14,630  1,267,735    Sh      Shared-Defined  01     Sole
Nalco Holding Co              COM               62985Q 10 1     26,280  2,277,265    Sh      Shared-Defined  02     Sole
NBTY Inc                      COM               628782 10 4         76      4,880    Sh      Shared-Defined  01     Sole
NBTY Inc                      COM               628782 10 4         55      3,534    Sh      Shared-Defined  02     Sole
NII Holdings Inc              CL B              62913F 20 1      7,499    412,511    Sh      Shared-Defined  01     Sole
NII Holdings Inc              CL B              62913F 20 1      5,408    297,489    Sh      Shared-Defined  02     Sole
NMT Medical Inc               COM               629294 10 9        538    572,706    Sh      Shared-Defined  01     Sole
NMT Medical Inc               COM               629294 10 9        407    433,294    Sh      Shared-Defined  02     Sole
NRDC Acquisition Corp         COM               62941R 10 2     13,423  1,467,025    Sh      Shared-Defined  01     Sole
NRDC Acquisition Corp         COM               62941R 10 2      9,680  1,057,975    Sh      Shared-Defined  02     Sole
NRDC Acquisition Corp-Cw11    *W EXP 10/17/201  62941R 11 0        308  1,467,025    Sh      Shared-Defined  01     Sole
NRDC Acquisition Corp-Cw11    *W EXP 10/17/201  62941R 11 0        222  1,057,975    Sh      Shared-Defined  02     Sole
Nustar Energy LP              UNIT COM          67058H 10 2     21,828    531,615    Sh      Shared-Defined  01     Sole
Office Depot Inc              COM               676220 10 6        326    109,535    Sh      Shared-Defined  01     Sole
Office Depot Inc              COM               676220 10 6        236     79,323    Sh      Shared-Defined  02     Sole
ONEOK Inc                     COM               682680 10 3     11,672    400,826    Sh      Shared-Defined  01     Sole
ONEOK Inc                     COM               682680 10 3      8,421    289,174    Sh      Shared-Defined  02     Sole
Oracle Corp                   COM               68389X 10 5     45,016  2,538,969    Sh      Shared-Defined  01     Sole
Oracle Corp                   COM               68389X 10 5     32,464  1,831,031    Sh      Shared-Defined  02     Sole
Pep Boys-Manny Moe & Jack     COM               713278 10 9     12,118  2,934,050    Sh      Shared-Defined  01     Sole
Pep Boys-Manny Moe & Jack     COM               713278 10 9      8,739  2,115,950    Sh      Shared-Defined  02     Sole
PHI Inc-Non Voting            COM NON VTG       69336T 20 5         25      1,811    Sh      Shared-Defined  01     Sole
PHI Inc-Non Voting            COM NON VTG       69336T 20 5         18      1,311    Sh      Shared-Defined  02     Sole
Priceline.Com Inc             COM               741503 40 3        501      6,808    Sh      Shared-Defined  01     Sole
Priceline.Com Inc             COM               741503 40 3        363      4,930    Sh      Shared-Defined  02     Sole
Puradyn Filter Technologies   COM               746091 10 7        307  2,192,582    Sh      Shared-Defined  01     Sole
Puradyn Filter Technologies   COM               746091 10 7        221  1,581,226    Sh      Shared-Defined  02     Sole
Qualcomm Inc                  COM               747525 10 3     36,534  1,019,658    Sh      Shared-Defined  01     Sole
Qualcomm Inc                  COM               747525 10 3     26,347    735,342    Sh      Shared-Defined  02     Sole
Semtech Corp                  COM               816850 10 1      1,211    107,484    Sh      Shared-Defined  01     Sole
Semtech Corp                  COM               816850 10 1        874     77,516    Sh      Shared-Defined  02     Sole
Skyworks Solutions Inc        COM               83088M 10 2     12,553  2,265,900    Sh      Shared-Defined  01     Sole
Skyworks Solutions Inc        COM               83088M 10 2      9,053  1,634,100    Sh      Shared-Defined  02     Sole
Sunpower Corp-Class B         COM CL B          867652 30 7        365     11,995    Sh      Shared-Defined  01     Sole
Sunpower Corp-Class B         COM CL B          867652 30 7        264      8,688    Sh      Shared-Defined  02     Sole
Tyco Electronics Ltd          COM               G9144P 10 5      6,493    400,550    Sh      Shared-Defined  01     Sole
Tyco Electronics Ltd          COM               G9144P 10 5     10,528    649,450    Sh      Shared-Defined  02     Sole
Vivo Participacoes Sa-Adr     SPON ADR PFD      92855S 20 0      4,023    320,819    Sh      Shared-Defined  01     Sole
Vivo Participacoes Sa-Adr     SPON ADR PFD      92855S 20 0      2,901    231,364    Sh      Shared-Defined  02     Sole
WebMD Health Corp-Class A     CL A              94770V 10 2         12        512    Sh      Shared-Defined  01     Sole
WebMD Health Corp-Class A     CL A              94770V 10 2          9        371    Sh      Shared-Defined  02     Sole